RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	$ 87.8	$ 6.9
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	63.5	4.3
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Integration and acquisition costs	$ 18.1	$ 0.0